Lease Liabilities - Operating Lease Comitements (Detail) - CAD ($) $ in Thousands	Jan. 01, 2019	Dec. 31, 2018
Lease liabilities [abstract]
Operating lease commitments		$ 3,048
Discounted using the incremental borrowing rate	$ 2,670
Lease obligations recognized	$ 2,670